Liquidity, Financial Condition and Management's Plans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Liquidity Financial Condition And Managements Plans
Net cash used in operating activities	$ (2,973,003)	$ (1,499,389)
Net loss	(2,556,094)	(1,640,601)
Cash	524,135	$ 143,098
Working capital	$ 1,043,057